SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Schedule of option activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	8,373,745	4.65	6.61	1,912
Options granted	40,500	2.08
Options exercised	(1,744)	0.84
Options forfeited	(282,455)	4.55
Options expired	(140,000)	8.08

Options outstanding at end of year	7,990,046	4.58	6.19	1,205

Exercisable at end of year	5,245,345	5.68	4.99	124

Schedule of weighted-average assumptions used to estimate fair value of options granted
	Six months ended June 30,
	2024	2023
	Unaudited

Volatility	92.7%-95.9%	75.9%-76.4%
Risk-free interest rate	3.9%-4.5%	3.3%-4.2%
Dividend yield	0%	0%
Expected life (years)	4.02	5.0-5.1

Schedule of stock-based compensation expenses
	Six months ended June 30,
	2024	2023
	Unaudited

Research and development expenses	$805	$1,002
Marketing and business development expenses	43	(41)
General and administrative expenses	785	821

Financial and other income, net	$1,633	$1,782